Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows used in operating activities:
Net income (loss)	$ (55,630)	$ (38,700)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	5,833	1,063
Depreciation and amortization of property and equipment	2,410	2,445
Asset impairment	91	0
Non-cash operating lease expense	548	492
Amortization of finance lease right-of-use assets	39	24
Amortization and accretion of premiums/discounts on held-to-maturity investments	(1,460)	0
Contingent value rights liability	127	0
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,454)	(870)
Other assets	(25)	0
Accounts payable	339	1,509
Accrued expenses and other current liabilities	(2,030)	88
Operating lease liabilities	(1,895)	(501)
Net cash used in operating activities	(53,107)	(34,450)
Cash flows used in investing activities:
Purchases of property and equipment	(692)	(193)
Purchases of held-to-maturity investments	(80,203)	0
Proceeds from maturities of held-to-maturity investments	58,250	0
Net cash used in investing activities	(22,645)	(193)
Cash flows provided by financing activities:
Offering costs in connection with pre-closing financing	(4,287)	(1,961)
Transaction costs related to reverse merger	(2,855)	0
Proceeds from the issuance of common stock upon exercise of options	1,187	167
Principal payments on finance leases	(39)	(21)
Net cash provided by financing activities	(5,994)	(1,815)
Net increase in cash, cash equivalents and restricted cash	(81,746)	(36,458)
Cash, cash equivalents and restricted cash at beginning of year	148,718	82,021
Cash, cash equivalents and restricted cash at end of year	66,972	45,563
Supplemental disclosure of non-cash investing and financing activities:
Additions to operating lease right of use assets from new operating lease liabilities	60	0
Property and equipment included in accounts payable and accrued expenses	703	0
Additions to finance lease right of use assets from new finance lease liabilities	25	46
Deferred offering costs in accrued expenses	9	1,095
Supplemental cash flow information:
Cash paid for interest	$ 10	$ 9